LOANS, FINANCING, DEBENTURES AND LEASES - Repayment schedule (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	R$ 9,698,183
Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	24,985
Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	97
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,027,167
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	7,161,886
Contingent Consideration
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	484,048
2021
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,793,805
2021 | Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	14,984
2021 | Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	97
2021 | Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,027,167
2021 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,751,557
2022
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,480,360
2022 | Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	9,996
2022 | Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,000,000
2022 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,470,364
2023
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,241,107
2023 | Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	5
2023 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,241,102
2024
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	856,502
2024 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	856,502
2025 onwards
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,326,409
2025 onwards | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,842,361
2025 onwards | Contingent Consideration
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	R$ 484,048